GABELLI 787 FUND, INC.

Gabelli Enterprise Mergers and

Acquisitions Fund

GABELLI ASSET FUND

GABELLI CAPITAL SERIES FUNDS, INC.

Gabelli Capital Asset Fund

COMSTOCK FUNDS, INC.

Comstock Capital Value Fund

THE GABELLI DIVIDEND GROWTH FUND

GABELLI EQUITY SERIES FUNDS, INC.

The Gabelli Small Cap Growth Fund

The Gabelli Equity Income Fund

The Gabelli Focus Five Fund

GAMCO GLOBAL SERIES FUNDS, INC.

The GAMCO Global

Telecommunications Fund

The GAMCO Global Growth Fund

The GAMCO Global Opportunity Fund

The Gabelli Global Rising Income and Dividend Fund

GABELLI GOLD FUND, INC.

THE GAMCO GROWTH FUND

GAMCO INTERNATIONAL GROWTH FUND, INC.

GABELLI INVESTORS FUNDS, INC.

The Gabelli ABC Fund

THE GAMCO MATHERS FUND

THE GABELLI MONEY MARKET FUNDS

The Gabelli U.S. Treasury Money Market Fund

GABELLI ESG FUND, INC.

THE GABELLI UTILITIES FUND

THE GABELLI VALUE 25 FUND INC.

THE TETON WESTWOOD FUNDS

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mighty Mites Fund

TETON Convertible Securities Fund

TETON Westwood Intermediate Bond Fund

TETON Westwood Mid-Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 13, 2017, to Each Fund’s Statement of Additional Information

Effective immediately, John C. Ball, age 41, is replacing Agnes Mullady as Treasurer of each Fund.   Mr. Ball is a Vice President of GAMCO Investors, Inc.   Prior to joining Gabelli, he served as Vice President and Assistant Treasurer of AMG Funds (2014-2017) and Vice President of State Street Corporation (2007-2014).   Mr. Ball received M.B.A. degrees from Columbia Business School and London Business School.

Shareholders should retain this Supplement for future reference.